Warrants - Additional Information (Details)		3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) $ / shares shares	Jun. 02, 2022 USD ($) shares	Mar. 02, 2022 shares	Mar. 31, 2021 shares	Jun. 01, 2020 shares	Feb. 28, 2020 USD ($) shares
Class Of Warrant Or Right [Line Items]
Warrants outstanding	2,680,607	2,680,607			2,680,607		2,680,596	2,680,596
Exercise price of warrants | $ / shares	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Change in fair value of derivative warrant liabilities | $		$ (8,687,000)		$ 0	$ (14,509,000)	$ 0
Adjustment to additional paid in capital warrants issued | $					$ 1,200,000
Ordinary shares, authorized	1,000,000,000	1,000,000,000			1,000,000,000		134,050,472	134,050,472			1,000,000,000
Number of trading days for determining the share price	20 days
Fair value of warrant liability prior to exercise reclassified to equity | $										$ 6,400,000
Warrant liability outstanding | $										$ 6,400,000
Derivative warrant liability | $		$ 1,300,000	$ 1,300,000
Change in fair value of derivative warrant liability | $	$ 1,300,000	$ 1,300,000	$ 1,300,000		$ 1,300,000
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding	8,625,000	8,625,000			8,625,000
Exercise price of warrants | $ / shares	$ 11.5	$ 11.5			$ 11.5
Warrants and rights outstanding, term	5 years	5 years			5 years
Share price | $ / shares	$ 18	$ 18			$ 18
Number of trading days for determining the share price					20 days
Number of consecutive trading days for determining the share price					30 days
Waiting period after which the share trading days are considered					30 days
Private Placement
Class Of Warrant Or Right [Line Items]
Warrants outstanding	4,450,000	4,450,000			4,450,000
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right										783,129
Change in fair value of derivative warrant liabilities | $		$ 167,000			$ 2,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	783,129	783,129			783,129							313,252
Common Stock Warrants | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Class of warrant or right, Grand date fair value | $														$ 200,000
Warrants To Purchase Class A Common Stock [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares	$ 0.01	$ 0.01			$ 0.01
Class of warrants or rights warrants issued during the period units					5,248,183
Warrants and rights outstanding, term	10 years	10 years			10 years
Customer Warrants [Member] | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares									$ 1.152
Warrants and rights outstanding, term									10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,680,607
Deferred asset reduction of revenue | $		$ 2,400			$ 3,900
Deferred assets in connection with warrants issued to customer | $	$ 91,200	$ 91,200			$ 91,200
Customer Warrants [Member] | Class A Ordinary Shares | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrants Vesting Percentage									100
Customer Warrants [Member] | Class A Ordinary Shares | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrants Vesting Percentage									50
Trinity Warrants [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrant Or Right Issued During Period Warrants					469,877
Class of Warrants or Rights Aggregate Fair Value of Warrants at the Time of Grant | $					$ 2,700,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	783,129	783,129			783,129
Rigetti Holdings Inc [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding							2,680,596	2,680,596	2,680,596
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							783,129	783,129				313,252
Class of Warrants or Rights Aggregate Fair Value of Warrants at the Time of Grant | $							$ 2,690,574
Change in fair value of derivative warrant liabilities | $							$ 1,664,133	$ 0
Adjustment to additional paid in capital warrants issued | $									$ 1,236,600
Ordinary shares, authorized							134,050,472	134,050,472	134,050,472
Rigetti Holdings Inc [Member] | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Ordinary shares, authorized													110,832,055
Rigetti Holdings Inc [Member] | Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Class Of Warrant Or Right Issued During Period Warrants							469,877
Rigetti Holdings Inc [Member] | Common Stock Warrants | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Ordinary shares, authorized														154,330
Rigetti Holdings Inc [Member] | Warrants To Purchase Class A Common Stock [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares									$ 0.01
Class of warrants or rights warrants issued during the period units									5,248,183
Warrants and rights outstanding, term									10 years
Rigetti Holdings Inc [Member] | Customer Warrants [Member] | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares									$ 1.15
Warrants and rights outstanding, term									10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,680,596
Deferred asset reduction of revenue | $								$ 5,774
Deferred assets in connection with warrants issued to customer | $							$ 95,120	$ 95,120
Rigetti Holdings Inc [Member] | Customer Warrants [Member] | Class A Ordinary Shares | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrants Vesting Percentage									100
Rigetti Holdings Inc [Member] | Customer Warrants [Member] | Class A Ordinary Shares | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrants Vesting Percentage									50